Financial Instruments - Summary of Funding Facilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [abstract]
Total facility	₨ 811,810	$ 10,700	₨ 727,522
Drawn	642,266	8,465	562,322
Un drawn	₨ 169,545	$ 2,235	₨ 165,200